Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance, deferred tax asset		$ 8,600,000
Percentage of valuation allowance against deferred tax assets		100.00%
Operating loss carryforwards		$ 6,500,000
Percentage of savings required to be paid to the seller	85.00%	85.00%
Tax receivable agreement liability	$ 0	$ 0
Minimum [Member] | State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net of loss expiration year		2036
Maximum [Member] | State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net of loss expiration year		2041